SP 500 2x Strategy Fund Expense Example - Class A and Class C [Member] - SP 500 2x Strategy Fund	Mar. 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 356
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,386
Expense Example, with Redemption, 10 Years	2,956
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	647
Expense Example, with Redemption, 3 Years	1,029
Expense Example, with Redemption, 5 Years	1,434
Expense Example, with Redemption, 10 Years	$ 2,564